Reverse Repurchase Agreements and Repurchase Agreements - Narrative (Details)	Dec. 31, 2024	Dec. 31, 2023
Repurchase And Reverse Repurchase Agreements [Abstract]
Reverse repurchase agreements, average interest rate	5.17%	5.42%
Repurchase agreements, average interest rate	5.12%	5.38%